Supplemental guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Condensed Consolidated Income Statement

Income Statement Data For the year ended 31 December 2021	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Revenue - external	472	—	—	14 104	—	—	14 576

Revenue from non-guarantor subsidiaries	122	—	—	222	—	—	344

Revenue from guarantor subsidiaries	—	—	—	54	—	(54)	—

Cost of sales - external	(275)	—	—	(5 462)	—	—	(5 737)
Cost of sales to non-guarantor subsidiaries	(157)	—	—	(687)	—	—	(844)
Cost of sales to guarantor subsidiaries	(15)	—	—	(34)	—	49	—

Gross profit	147	—	—	8 197	—	(5)	8 339

Selling, general and administrative expenses - external	(589)	—	—	(3 974)	6	—	(4 557)
Selling, general and administrative expenses (non-guarantor subsidiaries)	(17)	—	—	(248)	12	—	(253)
Selling, general and administrative expenses (guarantor subsidiaries)	158	1 313	—	(1 491)	15	5	—
Other operating income/(expenses)¹ - external	2	—	—	(191)	—	—	(189)
Other operating income/(expenses)¹ (non-guarantor subsidiaries)	37	—	—	114	—	—	151
Other operating income/(expenses)¹ (guarantor subsidiaries)	42	(5)	—	(37)	—	—	—

Profit /(loss) from operations	(220)	1 308	—	2 370	33	—	3 491

Net finance income/(cost) - external	(1 016)	(2 088)	(346)	(1 484)	109	—	(4 825)
Net finance income/(cost) (non-guarantor subsidiaries)	149	2 025	60	713	817	—	3 764
Net finance income/(cost) (guarantor subsidiaries)	139	(1 314)	350	1 276	(451)	—	—
Share of result of associates and joint ventures	—	—	—	2	—	—	2
Income tax expense	(13)	(56)	(12)	(296)	—	—	(377)

Profit /(loss) from continuing operations	(961)	(125)	52	2 581	508	—	2 055

Income from non-guarantor subsidiaries	4 717	(58)	—	201	361	(5 221)	—
Income from guarantor subsidiaries	914	2 977	—	—	—	(3 891)	—
Profit from discontinued operations	—	—	—	—	—	—	—

Profit of the year	4 670	2 794	52	2 782	869	(9 112)	2 055

1	Other operating income/(expense) include exceptional items.

Income Statement Data For the year ended 31 December 2020	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Revenue - external	373	—	—	13 587	—	—	13 960

Revenue from non-guarantor subsidiaries	117	—	—	183	—	—	300

Revenue from guarantor subsidiaries	—	—	—	36	—	(36)	—

Cost of sales - external	(216)	—	—	(5 138)	—	—	(5 354)
Cost of sales to non-guarantor subsidiaries	(130)	—	—	(583)	—	—	(713)
Cost of sales to guarantor subsidiaries	(11)	—	—	(25)	—	36	—

Gross profit	133	—	—	8 061	—	—	8 194

Selling, general and administrative expenses - external	(401)	—	—	(3 670)	(17)	—	(4 088)
Selling, general and administrative expenses (non-guarantor subsidiaries)	110	1	—	(164)	3	—	(50)
Selling, general and administrative expenses (guarantor subsidiaries)	414	1 274	(1)	(1 688)	1	—	—
Other operating income/(expenses )¹ - external	(159)	—	—	(196)	62	—	(293)
Other operating income/(expenses)¹ (non-guarantor subsidiaries)	(15)	—	—	187	—	—	172
Other operating income/(expenses)¹ (guarantor subsidiaries)	46	(4)	—	(42)	—	—	—

Profit /(loss) from operations	128	1 271	(1)	2 488	49	—	3 935

Net finance income/(cost) - external	(1 026)	(2 136)	(904)	180	(2 244)	—	(6 130)
Net finance income/(cost) (non-guarantor subsidiaries)	385	60	7	1 229	1 478	—	3 159
Net finance income/(cost) (guarantor subsidiaries)	(787)	525	516	(366)	112	—	—
Share of result of associates and joint ventures	—	—	—	(5)	—	—	(5)
Income tax expense	(26)	498	(17)	(554)	(3)	—	(102)

Profit /(loss) from continuing operations	(1 326)	218	(399)	2 972	(607)	—	859

Income from non-guarantor subsidiaries	2 650	(121)	—	112	719	(3 360)	—
Income from guarantor subsidiaries	81	2 969	—	—	—	(3 050)	—
Profit from discontinued operations	—	—	—	—	368	—	368

Profit of the year	1 405	3 065	(399)	3 085	480	(6 410)	1 227

1	Other operating income/(expense) include exceptional items.

Schedule of Condensed Consolidated Statement of Financial Position

Bal a nce Sheet Data As at 31 December 2021	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Due from non-guarantor subsidiaries	13 141	15 102	1 200	32 092	16 496	—	78 031
Due from guarantor subsidiaries	—	—	6 076	1 233	—	(7 309)	—

Due from subsidiaries	13 141	15 102	7 276	33 325	16 496	(7 309)	78 031

Property, plant and equipment	62	—	—	4 343	—	—	4 405
Goodwill and intangible assets	1 364	—	—	55 283	97	—	56 744
Investments in subsidiaries	112 722	79 596	—	35 862	15 017	(243 197)	—
Derivatives	—	—	—	—	48	—	48
Other non-current assets	—	207	—	30	—	—	237

Other non-current assets	114 148	79 803	—	95 518	15 162	(243 197)	61 434

Total non-current assets	127 289	94 905	7 276	128 843	31 658	(250 506)	139 465

Due from non-guarantor subsidiaries	646	—	71	3 007	3 436	—	7 160
Due from guarantor subsidiaries	655	5 934	731	81	3 402	(10 803)	—

Due from subsidiaries	1 301	5 934	802	3 088	6 838	(10 803)	7 160

Inventories	—	—	—	961	—	—	961
Derivatives	—	—	—	132	293	—	425
Trade and other receivables	201	—	—	546	9	—	756
Cash and cash equivalents	1 127	7	7	367	8 156	—	9 664
Other current assets	9	—	—	57	2	—	68

Other current assets	1 337	7	7	2 063	8 460	—	11 874

Total current assets	2 638	5 941	809	5 151	15 298	(10 803)	19 034

Total equity	68 669	57 635	678	71 348	23 849	(243 197)	(21 018)

Due to non-guarantor subsidiaries	17 517	7 325	—	20 768	3 350	—	48 960
Due to guarantor subsidiaries	6 076	1 233	—	—	—	(7 309)	—

Due to subsidiaries	23 593	8 558	—	20 768	3 350	(7 309)	48 960

Interest-bearing loans and borrowings	25 483	33 064	7 268	19 905	—	—	85 720
Employee benefits	3	—	—	803	—	—	806
Deferred tax liabilities	—	—	1	6 520	60	—	6 581
Derivatives	—	—	—	—	100	—	100
Other non-current liabilities	—	—	—	110	—	—	110

Other non-current liabilities	25 486	33 064	7 269	27 338	160	—	93 317

Total non-current liabilities	49 079	41 622	7 269	48 106	3 510	(7 309)	142 277

Due to non-guarantor subsidiaries	244	732	—	4 771	9 190	—	14 937
Due to guarantor subsidiaries	4 658	24	—	5 875	246	(10 803)	—

Due to subsidiaries	4 902	756	—	10 646	9 436	(10 803)	14 937

Interest-bearing loans and borrowings	1	218	—	19	—	—	238
Derivatives	2	—	—	12	5 666	—	5 680
Bank overdrafts	6 292	—	2	—	4 474	—	10 768
Trade and other payables	905	543	131	3 863	21	—	5 463
Other current liabilities	77	72	5	—	—	—	154

Other current liabilities	7 277	833	138	3 894	10 161	—	22 303

Total current liabilities	12 179	1 589	138	14 540	19 597	(10 803)	37 240

Balance Sheet Data As at 31 December 2020	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Million US dollar
Due from non-guarantor subsidiaries	6 858	11 682	1 200	14 463	9 217	—	43 420
Due from guarantor subsidiaries	—	—	6 609	—	—	(6 609)	—

Due from subsidiaries	6 858	11 682	7 809	14 463	9 217	(6 609)	43 420

Property, plant and equipment	61	—	—	4 306	—	—	4 367
Goodwill and intangible assets	1 246	—	—	55 397	97	—	56 740
Investments in subsidiaries	121 737	75 095	—	42 150	17 408	(256 390)	—
Derivatives	—	—	—	—	117	—	117
Other non-current assets	—	191	—	56	132	—	379

Other non-current assets	123 044	75 286	—	101 909	17 754	(256 390)	61 602

Total non-current assets	129 902	86 968	7 809	116 372	26 971	(262 999)	105 022

Due from non-guarantor subsidiaries	5 831	2 386	37	4 116	10 511	—	22 881
Due from guarantor subsidiaries	481	5 317	3 411	—	7 420	(16 629)	—

Due from subsidiaries	6 312	7 703	3 448	4 116	17 931	(16 629)	22 881

Inventories	—	—	—	751	—	—	751
Derivatives	—	—	—	76	556	—	632
Trade and other receivables	149	—	—	630	1	—	780
Cash and cash equivalents	6 887	3	—	187	13 601	—	20 678
Other current assets	9	471	—	3	—	—	483

Other current assets	7 045	474	—	1 647	14 158	—	23 323

Total current assets	13 357	8 177	3 488	5 763	32 089	(16 629)	46 204

Total equity	68 024	49 373	627	75 634	24 470	(256 390)	(38 262)

Due to non-guarantor subsidiaries	18 979	7 798	—	5 351	4 236	—	36 364
Due to guarantor subsidiaries	6 609	—	—	—	—	(6 609)	—

Due to subsidiaries	25 588	7 798	—	5 351	4 236	(6 609)	36 364

Interest-bearing loans and borrowings	29 987	36 280	7 826	19 891	—	—	93 984
Employee benefits	4	—	—	1 066	—	—	1 070
Deferred tax liabilities	—	—	—	6 692	—	—	6 692
Derivatives	—	—	—	—	1 759	—	1 759
Other non-current liabilities	30	—	—	341	—	—	370

Other non-current liabilities	30 021	36 280	7 826	27 989	1 759	—	103 874

Total non-current liabilities	55 609	44 078	7 826	33 340	5 995	(6 609)	140 238

Due to non-guarantor subsidiaries	73	536	1	4 090	11 263	—	15 963
Due to guarantor subsidiaries	7 878	32	—	4 917	3 802	(16 629)	—

Due to subsidiaries	7 951	568	1	9 007	15 065	(16 629)	15 963

Interest-bearing loans and borrowings	1 485	37	182	11	—	—	1 715
Derivatives	—	—	—	12	4 924	—	4 936
Bank overdrafts	9 274	494	2 466	47	8 594	—	20 875
Trade and other payables	833	595	142	3 739	12	—	5 321
Other current liabilities	83	—	13	345	—	—	441

Other current liabilities	11 675	1 126	2 803	4 154	13 530	—	33 290

Total current liabilities	19 626	1 694	2 804	13 161	28 595	(16 629)	49 253